Other Expenses - Summary of other expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Operating Expense [Abstract]
Changes in contingent consideration	S/ 0	S/ 0	S/ 20,927
Derecognition of other assets	0	2,112	0
Other expense	S/ 0	S/ 2,112	S/ 20,927